Contents of Significant Accounts - Employee Stock Options - Additional Information (Detail)		12 Months Ended
	May 12, 2009 yr shares	Dec. 31, 2015 TWD ($)
Disclosure of terms and conditions of share-based payment arrangement [Abstract]
Employee stock options units authorized | shares	500,000,000
Contractual lives of stock options | yr	6
Number of years from the grant date when an optionee might exercise options	2 years
Weighted-average share price at the date of exercise of employee stock options		$ 14.95
Compensation expenses		$ 1,000,000